UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 24F-2
                     Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

1.    Name and address of issuer:       USAA STATE TAX-FREE TRUST
                                    10750 Robert F. McDermott Freeway
                                        San Antonio, Texas  78288

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

            |X|

3.    Investment Company Act File Number:  811-7852

      Securities Act File Number:  33-65572

4(a). Last day of fiscal year for which this notice is filed:  March 31, 1999

4(b). Check box if this Form is being filed late (ie., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2):
      NOT APPLICABLE

4(c). Check  box  if  this is the last time the issuer will be filing this Form:
      NOT APPLICABLE

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities
            sold during the fiscal year
            pursuant to section 24(f):                            $ 274,119,706

      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                    $ 219,673,178

      (iii) Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
            than October 11, 1995 that were not
            previously used to reduce
            registration fees payable to the
            Commission:                         $           0
                                                -------------

      (iv)  Total available redemption credits
            [add Items 5(ii) and 5(iii):                        - $ 219,673,178
                                                                  -------------

      (v)   Net sales -- if Item 5(i) is
            greater than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                           $  54,446,528

-------------------------------------------------------------
      (vi)  Redemption credits available for
            use in future years -- if Item 5(i)
            is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:         $           0
                                                -------------
-------------------------------------------------------------

      (vii) Multiplier for determining
            registration fee (See Instruction
            C.9):                                               x      0.000278
                                                                  -------------

      (viii)Registration fee due [multiply Item
            5(v) by Item 5(vii)] (enter "0" if
            no fee is due):                                     = $      15,136
                                                                  =============

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: n/a. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a

7.    Interest due -- if this Form is being filed more than
      90 days after the end of the issuer's fiscal year
      (see Instruction D):                                      + $         n/a
                                                                  -------------

8.    Total of the amount of the registration fee due plus
      any interest due [line 5(viii) plus line 7]:              = $      15,136
                                                                  =============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: May 19, 1999
                                        ------------
                  Method of Delivery:

                           X   Wire Transfer
                               Mail or other means


                                    SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*
                               -----------------------
                               Sherron Kirk, Treasurer

         Date:  May 21, 1999
                ------------

      * Please print the name and title of the signing officer below the signature.